Shareholders' Equity (Deficit) - Additional Information (Detail)											3 Months Ended	12 Months Ended
	Jan. 28, 2019 BRL (R$) shares	Jan. 25, 2019 BRL (R$) shares	Jan. 21, 2019 BRL (R$) shares	Jan. 16, 2019 shares	Jan. 11, 2019 BRL (R$) shares	Jan. 04, 2019 shares	Oct. 28, 2018 shares	Jul. 28, 2018 USD ($) shares	Jul. 27, 2018 BRL (R$) shares	Jul. 20, 2018 BRL (R$) shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Shareholders Equity [Line Items]
Common stock issued								1,514,299,603		1,514,299,603	115,913,355
Capitalization Of claims								$ 10,600,097,221		R$ 10,600,097,000
Fair value of shares issued | R$										R$ 11,613,980,000		R$ 4,000,000,000
Common shares issued for warrants exercised							115,913,355
Subscribed and paid-in capital | R$											R$ 32,038,471,000	R$ 32,038,471,000	R$ 21,438,374,000
New Common Shares subscribed										68,263
Fair value measurements valuation process description												For measurement purposes of the amount recognized for each of the transactions qualifiable as an equity instrument, referred to above, the Company hired an independent specialized consulting firm to estimate the fair value of the stock, using discounted cash flow valuation methodology (fair value hierarchy, Level 3), considering the following main assumptions: (i) variable discount rate: in reais (BRL) in nominal terms, according to the CAPM methodology, variable due to year-on-year changes in debt / equity ratio ranging from 14.0% to 16.4%; (ii) terminal growth rate of 4.0% , according to long-term Brazilian inflation, projected by the Central Bank.
Fair value terminal growth rate												4.00%
Treasury stock reissued, shares									116,251,405,000
Subsequent Event
Shareholders Equity [Line Items]
Common stock issued	3,225,806,451	3,225,806,451	91,322,933		1,530,457,356	275,985
New Common Shares subscribed	1,604,268,162	1,604,268,162
Defined Contribution Plan, Cost | R$	R$ 4,000,000,000.00	R$ 4,000,000,000.00	R$ 113,000,000		R$ 1,897,767,121.44
Subscription Rights [Member] | Subsequent Event
Shareholders Equity [Line Items]
Common stock issued			91,080,933	1,530,457,356
Defined Contribution Plan, Cost | R$			R$ 2,011,000,000
Minimum
Shareholders Equity [Line Items]
Debt - equity ratio											0.140	0.140
Maximum
Shareholders Equity [Line Items]
Debt - equity ratio											0.164	0.164
Treasury Shares [Member]
Shareholders Equity [Line Items]
Treasury stock reissued, Value | R$									R$ 2,727,842,000			R$ 2,727,842,000